Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total investments, at fair value	$ 3,288,459,799	$ 2,960,589,798
Employer common stock, at fair value
EBP, Accounting Policy [Line Items]
Number of Shares/Units (in shares)	5,308,826	5,478,995
Total investments, at fair value	$ 183,487,465	$ 188,134,992
Percentage of net assets (percent)	5.00%	6.00%